Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
Note 7 - Property, Plant and Equipment, Net

	December 31
	2022	2023
	US$ thousands

Machinery and equipment	19,298	20,460
Office furniture and equipment	1,190	1,229
Leasehold improvements	3,472	3,547

Property, plant and equipment	23,960	25,236

Accumulated depreciation	(19,472)	(21,684)

Property, Plant and equipment, net	4,488	3,552

Depreciation expense for the years ended December 31, 2021, 2022 and 2023 were US$ 2,009 thousand, US$ 2,208 thousand and US$ 2,212 thousand, respectively.